Deferred income (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Accruals and deferred income [abstract]
Deferred maintenance and license	€ 30,242	€ 27,667		€ 22,606
Deferred (project) fees	4,555	4,647		4,838
Deferred government grants	85	358		338
Total	34,882	32,672		27,782
Deferred income classified as current	29,555	27,641	[1]	23,195
Deferred income classified as non-current	€ 5,327	€ 5,031	[1]	€ 4,587

[1]	* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.